Share-Based Payments (Details) - Schedule of earnout shares	Dec. 31, 2020 shares
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	57,039
Days from grant date [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	88
Earn out shares from first[ Member] | Tranche 1 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	43,814
Earn out shares from second [Member] | Tranche 2 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	8,511
Earn out shares from third [Member] | Tranche 3 [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	4,714